Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 13,189	$ 13,334
Income taxes refundable	47,489	4,078
Other	510	1,356
Prepaid expenses and other current assets	$ 61,188	$ 18,768